Receivables and Related Allowances (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Schedule of Accounts Receivable
The table below contains information about the gas utility customer accounts receivable balance (net of allowance) at December 31, 2018 and 2017, and the percentage of customers in each of the three states, which was consistent with the prior year.

	December 31, 2018	December 31, 2017
Gas utility customer accounts receivable balance (in thousands)	$138,149	$119,444

Schedule of Percent of Customers by State

December 31, 2018
Percent of customers by state
Arizona	53%
Nevada	37%
California	10%

Schedule of Allowance for Uncollectibles
Activity in the allowance account for uncollectibles is summarized as follows (thousands of dollars):

Allowance for Uncollectibles
Balance, December 31, 2015	$2,270
Additions charged to expense	3,264
Accounts written off, less recoveries	(3,010)
Balance, December 31, 2016	2,524
Additions charged to expense	2,310
Accounts written off, less recoveries	(2,723)
Balance, December 31, 2017	2,111
Additions charged to expense	2,959
Accounts written off, less recoveries	(2,902)
Balance, December 31, 2018	$2,168